Common stock (Details) (USD $)	1 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Common stock
Reverse stock split conversion ratio	2.023
Common stock, shares authorized		23,000,000	18,000,000
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001
Common stock, shares outstanding		1,555,232	1,209,760
Common stock
Outstanding stock options and stock awards (in shares)		686,542	617,633
Total (in shares)		10,521,858	3,682,386
Series A Preferred Stock
Common stock
Shares reserved for potential conversion		3,064,753	3,064,753
Series B Preferred Stock
Common stock
Shares reserved for potential conversion		6,770,563